Long-Term Debt - Additional Information - Revolvers (Details)	1 Months Ended	9 Months Ended
	Oct. 31, 2017 USD ($) vessel debt_instrument	Sep. 30, 2017 USD ($) credit_facility vessel	Dec. 31, 2016 USD ($) credit_facility
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, remainder of 2017		$ 220,900,000
Amount reduced under revolving credit facilities, 2018		615,400,000
Amount reduced under revolving credit facilities, 2019		$ 781,300,000
Subsequent Event
Debt Instrument [Line Items]
Number of vessels | vessel	2
Number of debt facilities refinanced | debt_instrument	6
Revolving Credit Facility
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | credit_facility		4	5
Revolving credit facilities borrowing capacity		$ 222,400,000	$ 325,100,000
Amount of undrawn balance			$ 33,300,000
Amount reduced under revolving credit facilities, remainder of 2017		71,300,000
Amount reduced under revolving credit facilities, 2018		144,700,000
Amount reduced under revolving credit facilities, 2019		$ 6,400,000
Revolving Credit Facility | Maritime Equipment
Debt Instrument [Line Items]
Number of vessels | vessel		20
Revolving Credit Facility | Guaranteed by Partnership and Subsidiaries
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | credit_facility		4
Minimum level of free cash be maintained as per loan agreements		$ 75,000,000
Revolving Credit Facility | Guaranteed by Partnership and Subsidiaries | Minimum
Debt Instrument [Line Items]
Covenant, line of credit facility, maturity period		6 months
Free liquidity and undrawn revolving credit line as percentage of debt		5.00%
Revolving Credit Facility | Guaranteed by Teekay Corporation
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | credit_facility			1
Revolving Credit Facility | Teekay Shuttle Tankers L.L.C. | Subsequent Event
Debt Instrument [Line Items]
Revolving credit facilities borrowing capacity	$ 600,000,000.0
Covenant, line of credit facility, maturity period	6 months